Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

Note 10: Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in stockholders’ equity, are as follows:

	2022	2021

	(In thousands)
Net unrealized (loss) gain on securities available-for-sale	$(10,984)	$10,943
Net unrealized loss for funded status of defined benefit plan liability	(835)	(2,127)
	(11,819)	8,816
Tax effect	2,483	(1,852)
Net-of-tax amount	$(9,336)	$6,964

Reclassifications out of accumulated other comprehensive income during 2021 and the affected line items in the Consolidated Financial Statements of Income were as follows:

	2022	2021

	(In thousands)
Realized gains on securities available-for-sale	$—	$1,250
Less provision for federal income taxes	—	263
Reclassification adjustment, net of taxes	$—	$987